Profit (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Basic and Diluted Profit (Loss) Per Share
The calculation of basic and diluted profit (loss) per share for the years ended 31 December 2025, 2024, and 2023 is as follows (in thousands, except for share and per share amounts):

	2025	2024	2023
Earnings
Profit / (loss) for the year	27,919	(231,864)	(551,731)
Number of shares
Weighted average number of ordinary shares outstanding	289,727,741	267,924,570	227,256,469
Basic profit / (loss) per share	0.10	(0.87)	(2.43)
The calculation of diluted profit (loss) per share for the years ended 31 December 2025, 2024, and 2023 is as follows (in thousands, except for share and per share amounts):

	2025	2024	2023
Earnings
Profit (loss) for the year	27,919	(231,864)	(551,731)
Fully diluted profit (loss) for the year	27,919	(231,864)	(551,731)
Number of shares
Weighted average number of ordinary shares outstanding	289,727,741	267,924,570	227,256,469
Dilutive effect of share-based compensation	1,614,734	—
Weighted average number of diluted ordinary shares outstanding	291,342,475	267,924,570	227,256,469
Diluted profit / (loss) per share	0.10	(0.87)	(2.43)